UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06554

ALLIANCEBERNSTEIN GLOBAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2010

Date of reporting period: December 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Bond Fund

Portfolio of Investments

December 31, 2009 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 38.9%
Belgium - 2.3%
Belgium Government Bond
Series 48
4.00%, 3/28/22	EUR	38,000	$54,501,047

Brazil - 0.7%
Republic of Brazil
12.50%, 1/05/16 - 1/05/22	BRL	25,695	16,534,474

Canada - 7.0%
Canadian Government Bond
Series A34
11.25%, 6/01/15	CAD	23,622	32,009,238
Government of Canada
2.00%, 12/01/14		102,200	94,270,058
4.00%, 6/01/16		42,580	42,822,244

			169,101,540

France - 6.5%
France Government Bond OAT
3.75%, 4/25/21	EUR	11,055	15,852,174
5.75%, 10/25/32		43,960	76,680,715
Government of France
3.50%, 4/25/15		43,231	64,440,357

			156,973,246

Germany - 5.1%
Bundesrepublik Deutschland
Series 04
3.75%, 1/04/15		13,500	20,449,268
Series 09
3.75%, 1/04/19		50,000	74,095,898
Series 97
6.50%, 7/04/27		15,900	29,540,304

			124,085,470

Netherlands - 3.9%
Netherlands Government Bond
4.50%, 7/15/17		35,637	55,314,545
7.50%, 1/15/23		20,000	39,186,662

			94,501,207

Sweden - 1.8%
Sweden Government Bond
Series 1041
6.75%, 5/05/14	SEK	270,255	44,428,243

United States - 11.6%
U.S. Treasury Bonds
8.125%, 8/15/19 (a)	US$	177,700	239,173,183
9.25%, 2/15/16		30,000	40,408,590

			279,581,773

Total Governments - Treasuries (cost $920,919,307)			939,707,000

CORPORATES - INVESTMENT GRADES - 34.3%
Industrial - 17.8%
Basic - 3.0%
ArcelorMittal
5.375%, 6/01/13		11,145	11,760,772
Bayer Capital Corp. BV
4.625%, 9/26/14	EUR	4,439	6,771,692
BHP Billiton Finance USA Ltd.
5.50%, 4/01/14	US$	3,570	3,915,687
The Dow Chemical Co.
7.375%, 11/01/29		1,615	1,763,385
8.55%, 5/15/19		3,000	3,579,435
Eastman Chemical
5.50%, 11/15/19		1,156	1,152,391
Ei Du Pont De Nemours & Co.
3.25%, 1/15/15		6,528	6,466,839
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17		3,790	4,150,050
International Paper Co.
7.95%, 6/15/18		6,050	6,978,131
PPG Industries, Inc.
6.65%, 3/15/18		6,957	7,573,028
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13		8,708	9,396,254
Vale Overseas Ltd.
6.875%, 11/21/36		9,554	9,545,984

			73,053,648

Capital Goods - 1.3%
Caterpillar Financial Services Corp.
6.20%, 9/30/13		8,371	9,328,182
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)		690	718,215
Owens Corning, Inc.
6.50%, 12/01/16		9,619	9,850,558
Republic Services, Inc.
5.25%, 11/15/21 (b)		6,898	6,782,300
Tyco International Finance SA
8.50%, 1/15/19		4,649	5,614,820

			32,294,075

Communications - Media - 2.0%
BSKYB Finance UK PLC
5.625%, 10/15/15 (b)		3,905	4,262,081
5.75%, 10/20/17 (b)	GBP	3,977	6,623,683

CBS Corp.
5.625%, 8/15/12	US$	2,225	2,325,721
6.625%, 5/15/11		1,875	1,964,918
8.875%, 5/15/19		4,009	4,796,063
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/01/14 (b)		1,560	1,590,164
6.375%, 6/15/15		2,000	2,077,500
Time Warner Cable, Inc.
7.50%, 4/01/14		4,918	5,666,416
8.25%, 2/14/14		6,030	7,047,532
WPP Finance UK
8.00%, 9/15/14		3,545	4,031,587
YPG Holdings, Inc.
5.25%, 2/15/16	CAD	7,840	6,903,938

			47,289,603

Communications - Telecommunications - 2.2%
AT&T Corp.
8.00%, 11/15/31 (c)	US$	3,822	4,664,820
AT&T, Inc.
5.60%, 5/15/18		5,475	5,737,575
Bell Canada
5.00%, 2/15/17 (b)	CAD	5,900	5,741,986
British Telecommunications Plc
8.625%, 12/15/30	US$	9,000	11,467,944
Embarq Corp.
7.082%, 6/01/16		9,721	10,737,603
Qwest Corp.
7.625%, 6/15/15		3,715	3,845,025
Telecom Italia Capital SA
5.25%, 11/15/13		3,389	3,564,520
6.175%, 6/18/14		4,156	4,504,659
Verizon Communications, Inc.
5.25%, 4/15/13		2,825	3,045,265

			53,309,397

Consumer Cyclical - Automotive - 0.9%
BMW US Capital LLC
5.00%, 5/28/15	EUR	6,000	9,097,147
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (b)	US$	2,455	2,492,483
Volvo Treasury AB
5.95%, 4/01/15 (b)		9,003	9,290,322

			20,879,952

Consumer Cyclical - Entertainment - 0.8%
Time Warner, Inc.
7.625%, 4/15/31		5,000	5,808,140
Viacom, Inc.
4.375%, 9/15/14		8,886	9,163,785
The Walt Disney Co.
5.50%, 3/15/19		4,915	5,266,025

			20,237,950

Consumer Cyclical - Retailers - 0.3%
Marks & Spencer PLC
5.625%, 3/24/14	GBP	3,458	5,766,780

Consumer Non-Cyclical - 3.1%
Altria Group, Inc.
9.70%, 11/10/18	US$	5,000	6,180,835
Baxter International, Inc.
5.375%, 6/01/18		7,370	7,822,032
Bottling Group Llc
5.125%, 1/15/19		4,000	4,156,628
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		10,000	11,399,070
Delhaize Group SA
5.875%, 2/01/14		1,285	1,380,107
General Mills, Inc.
5.20%, 3/17/15		3,224	3,440,469
5.25%, 8/15/13		2,000	2,157,680
GlaxoSmithKline Capital, Inc.
4.375%, 4/15/14		3,965	4,159,305
Kraft Foods, Inc.
6.125%, 8/23/18		10,240	10,796,544
McKesson Corp.
5.25%, 3/01/13		7,605	8,046,995
Pfizer, Inc.
5.35%, 3/15/15		4,255	4,650,311
Reynolds American, Inc.
7.625%, 6/01/16		3,370	3,673,896
Whirlpool Corp.
8.60%, 5/01/14		3,025	3,425,089
Wyeth
5.50%, 2/01/14		3,805	4,145,448

			75,434,409

Energy - 1.3%
Apache Corp.
6.90%, 9/15/18		2,950	3,456,721
Canadian Natural Resources Ltd.
5.15%, 2/01/13		1,245	1,325,052
Hess Corp.
8.125%, 2/15/19		939	1,132,394
Noble Energy, Inc.
8.25%, 3/01/19		5,000	5,981,905
Valero Energy Corp.
9.375%, 3/15/19		9,985	11,876,139
Weatherford International Ltd.
5.15%, 3/15/13		1,640	1,717,454
6.00%, 3/15/18		6,250	6,293,531

			31,783,196

Other Industrial - 0.4%
Noble Group Ltd.
6.75%, 1/29/20 (b)		6,737	6,913,846
8.50%, 5/30/13 (b)		1,767	1,974,623

			8,888,469

Services - 0.4%
The Western Union Co.
5.93%, 10/01/16		9,665	10,425,858

Technology - 1.1%
Electronic Data Systems Corp.
Series B
6.00%, 8/01/13 (c)		1,975	2,183,204
Motorola, Inc.
6.50%, 9/01/25		12,010	10,434,432
Oracle Corp.
5.75%, 4/15/18		8,987	9,716,619
Xerox Corp.
4.25%, 2/15/15		470	466,724
8.25%, 5/15/14		4,000	4,588,492

			27,389,471

Transportation - Airlines - 0.7%
Southwest Airlines Co.
5.25%, 10/01/14		3,015	3,053,803
5.75%, 12/15/16		4,799	4,742,943
Series 07-1
6.15%, 8/01/22		7,816	7,815,524

			15,612,270

Transportation - Railroads - 0.3%
Canadian Pacific Railway Co.
6.50%, 5/15/18		1,276	1,378,839
CSX Corp.
6.25%, 3/15/18		5,000	5,384,115

			6,762,954

			429,128,032

Financial Institutions - 13.4%
Banking - 8.3%
American Express Co.
7.25%, 5/20/14		7,495	8,457,141
Barclays Bank PLC
4.875%, 12/15/14 (d)	EUR	3,540	3,197,103
5.45%, 9/12/12	US$	1,180	1,276,093
Series 1
5.00%, 9/22/16		10,097	10,317,236
The Bear Stearns Co., Inc.
5.55%, 1/22/17		8,725	8,727,565
Caisse Nationale des Caisses d’Epargne et de Prevoyance
4.75%, 2/01/16 (d)	EUR	1,250	1,093,082

Citigroup, Inc.
4.625%, 8/03/10	US$	3,830	3,907,895
5.50%, 4/11/13		6,884	7,137,090
Danske Bank A/S
5.684%, 2/15/17 (d)	GBP	3,580	4,221,164
Deutsche Bank AG
5.96%, 10/12/10		1,150	1,919,297
The Goldman Sachs Group, Inc.
7.50%, 2/15/19	US$	8,725	10,171,631
HSBC Holdings PLC
6.50%, 9/15/37		11,272	11,776,895
JPMorgan Chase & Co.
4.625%, 1/31/11	EUR	1,400	2,068,789
JPMorgan Chase Bank NA
4.625%, 5/31/17 (d)		950	1,382,027
JPMorgan Chase Capital XXV
Series Y
6.80%, 10/01/37	US$	8,340	8,286,307
Manufacturers & Traders Trust Co.
6.625%, 12/04/17		9,586	9,830,731
Merrill Lynch & Co., Inc.
5.70%, 5/02/17		8,855	8,679,423
6.05%, 5/16/16		2,235	2,255,111
Mizuho Capital Investment EUR 1 Ltd.
5.02%, 6/30/11 (d)	EUR	6,450	7,304,654
Morgan Stanley
3.75%, 3/01/13		4,553	6,511,236
10.09%, 5/03/17 (b)	BRL	13,035	6,925,546
National Australia Bank Ltd.
Series G
5.50%, 5/20/15	EUR	5,750	8,935,943
National City Bank
5.80%, 6/07/17	US$	4,925	4,924,443
Nationwide Building Society
3.125%, 1/26/10	EUR	2,600	3,728,400
Rabobank Nederland
11.00%, 6/30/19 (b)	US$	350	426,739
Resona Bank Ltd.
4.125%, 9/27/12 (b)(d)	EUR	3,755	4,683,193
Santander Issuances S.A Unipersonal
Series 23
6.50%, 7/27/19 (d)		5,150	8,006,037
Societe Generale
6.999%, 12/19/17 (d)		3,000	3,913,591
Sumitomo Mitsui Banking Corp.
4.375%, 10/15/15 (b)(d)		3,149	3,882,254
UBS Preferred Funding Trust I
8.622%, 10/01/10 (d)	US$	8,481	7,891,316
Union Bank of California
5.95%, 5/11/16		8,694	8,635,289

US Bank NA
6.30%, 2/04/14	4,585	5,080,400
VTB Capital SA
6.875%, 5/29/18 (b)	2,936	2,921,320
Wachovia Bank NA
4.875%, 2/01/15	4,080	4,166,839
Wachovia Corp.
5.50%, 5/01/13	2,955	3,139,194
Wells Fargo & Co.
4.20%, 1/15/10	3,845	3,848,349
4.375%, 1/31/13	1,475	1,532,053

		201,161,376

Finance - 1.1%
General Electric Capital Corp.
5.625%, 5/01/18	9,933	10,178,752
HSBC Finance Corp.
5.25%, 1/15/14	4,940	5,169,621
SLM Corp.
5.05%, 11/14/14	11,588	10,452,133

		25,800,506

Insurance - 3.8%
Aegon NV
4.75%, 6/01/13	1,460	1,467,979
Aetna, Inc.
6.75%, 12/15/37	9,786	10,204,146
The Allstate Corp.
6.125%, 5/15/37 (d)	15,215	13,237,050
American International Group, Inc.
4.25%, 5/15/13 (c)	9,460	8,738,268
Coventry Health Care, Inc.
5.95%, 3/15/17	2,175	1,972,240
6.125%, 1/15/15	835	797,600
6.30%, 8/15/14	6,765	6,616,846
Genworth Financial, Inc.
4.95%, 10/01/15	7,020	6,285,350
Guardian Life Insurance
7.375%, 9/30/39 (b)	2,650	2,710,333
Hartford Financial Services Group, Inc.
6.30%, 3/15/18	4,935	4,921,212
Humana, Inc.
7.20%, 6/15/18	8,240	8,427,361
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (b)	5,310	5,233,929
Lincoln National Corp.
8.75%, 7/01/19	2,958	3,379,823
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)	4,645	4,903,550
Principal Financial Group, Inc.
7.875%, 5/15/14	3,660	4,039,520

Prudential Financial, Inc.
5.15%, 1/15/13		2,580	2,714,108
UnitedHealth Group, Inc.
6.00%, 2/15/18		1,565	1,616,564
Wellpoint, Inc.
5.875%, 6/15/17		865	891,168
7.00%, 2/15/19		4,003	4,477,067

			92,634,114

Other Finance - 0.1%
Red Arrow International Leasing PLC
8.375%, 3/31/12	RUB	57,507	1,868,620

REITS - 0.1%
ERP Operating LP
5.25%, 9/15/14	US$	2,115	2,151,056

			323,615,672

Utility - 1.9%
Electric - 1.0%
Allegheny Energy Supply
5.75%, 10/15/19 (b)		7,320	7,110,128
Nisource Finance Corp.
6.80%, 1/15/19		7,790	8,330,992
Oncor Electric Delivery Co.
5.95%, 9/01/13		5,000	5,364,370
Union Electric Co.
6.70%, 2/01/19		2,019	2,229,079

			23,034,569

Natural Gas - 0.5%
Sempra Energy
6.50%, 6/01/16		5,700	6,181,701
Williams Co., Inc.
7.875%, 9/01/21		2,910	3,337,828
8.125%, 3/15/12		1,460	1,596,458

			11,115,987

Other Utility - 0.4%
Veolia Environnement
5.25%, 6/03/13		9,375	9,914,935

			44,065,491

Non Corporate Sectors - 1.2%
Agencies - Not Government Guaranteed - 1.2%
Gaz Capital SA
6.212%, 11/22/16 (b)		5,703	5,460,623
9.25%, 4/23/19 (b)		7,081	7,895,315
Petrobras International Finance
5.75%, 1/20/20		3,440	3,499,467
TransCapitalInvest Ltd. for OJSC AK Transneft
5.67%, 3/05/14 (b)		6,980	7,049,800
7.70%, 8/07/13 (b)		5,168	5,581,750

			29,486,955

Total Corporates - Investment Grades (cost $804,837,281)		826,296,150

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.6%
Non-Agency Fixed Rate CMBS - 7.6%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.492%, 2/10/51	13,875	11,705,370
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A3
5.251%, 4/15/40 +	21,000	21,109,395
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	2,585	2,206,218
Credit Suisse Mortgage Capital Certificates
Series 2006-C5, Class A3
5.311%, 12/15/39	10,910	9,101,290
Series 2007-C3, Class A2
5.723%, 6/15/39 +	18,500	18,950,229
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class A2
5.117%, 4/10/37 +	22,415	22,502,394
Series 2007-GG9, Class A2
5.381%, 3/10/39 +	24,920	25,245,164
GS Mortgage Securities Corp. II
Series 2006-GG6, Class A2
5.506%, 4/10/38 +	20,000	20,267,294
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP8, Class A2
5.289%, 5/15/45 +	18,000	18,308,340
Series 2007-C1, Class A4
5.716%, 2/15/51	5,614	4,455,671
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4
5.69%, 2/12/51	6,460	5,662,899
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 9/12/49	5,650	4,778,749
Morgan Stanley Capital I
Series 2006-IQ12, Class A4
5.332%, 12/15/43	10,000	9,279,526
Series 2007-HQ13, Class A3
5.569%, 12/15/44	8,110	6,631,307
Series 2007-IQ15, Class A4
5.88%, 6/11/49	2,624	2,339,153

Total Commercial Mortgage-Backed Securities (cost $189,234,209)		182,542,999

CORPORATES - NON-INVESTMENT GRADES - 5.6%
Industrial - 4.0%
Basic - 1.4%
Evraz Group SA
8.875%, 4/24/13 (b)	3,468	3,468,000
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (b)	5,485	5,560,693
United States Steel Corp.
6.05%, 6/01/17	8,280	7,904,643
Vedanta Resources PLC
8.75%, 1/15/14 (b)	8,139	8,240,737
Weyerhaeuser Co.
7.375%, 3/15/32	8,345	7,911,661

		33,085,734

Capital Goods - 0.6%
Masco Corp.
6.125%, 10/03/16	4,765	4,540,764
Mohawk Industries, Inc.
6.875%, 1/15/16 (c)	10,340	10,288,300

		14,829,064

Communications - Telecommunications - 0.2%
Cricket Communications, Inc.
7.75%, 5/15/16	670	668,325
VIP Finance (Vimpelcom)
8.375%, 4/30/13 (b)	5,450	5,777,000

		6,445,325

Consumer Cyclical - Other - 0.9%
Sheraton Holding Corp.
7.375%, 11/15/15	3,830	3,959,262
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2/15/13	4,479	4,618,969
Wyndham Worldwide Corp.
6.00%, 12/01/16	9,108	8,484,958
Wynn Las Vegas LLC/Corp.
6.625%, 12/01/14 (a)	4,100	3,961,625

		21,024,814

Consumer Cyclical - Retailers - 0.8%
Limited Brands, Inc.
6.90%, 7/15/17	5,968	5,960,540
7.60%, 7/15/37	4,675	4,160,750
Macy’s Retail Holdings, Inc.
5.35%, 3/15/12	8,465	8,644,881

		18,766,171

Consumer Non-Cyclical - 0.0%
HCA, Inc.
8.50%, 4/15/19 (b)	365	393,288

Energy - 0.1%
Tesoro Corp.
6.50%, 6/01/17	2,367	2,201,310

		96,745,706

Financial Institutions - 1.1%
Banking - 0.6%
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (d)	EUR	2,200	1,466,522
Lloyds Banking Group PLC
6.267%, 11/14/16 (b)(d)	US$	4,145	2,487,000
NB Capital Trust IV
8.25%, 4/15/27		4,509	4,463,910
RBS Capital Trust A
6.467%, 6/30/12 (d)	EUR	2,770	1,826,629
Royal Bank of Scotland Group PLC
7.648%, 9/30/31 (d)	US$	7,768	5,282,240

			15,526,301

Insurance - 0.4%
American International Group, Inc.
6.25%, 3/15/37		9,015	4,958,250
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (b)		5,195	4,285,875

			9,244,125

Other Finance - 0.1%
Aiful Corp.
6.00%, 12/12/11 (b)		3,728	2,646,880

			27,417,306

Utility - 0.5%
Electric - 0.5%
Edison Mission Energy
7.00%, 5/15/17		4,275	3,377,250
NRG Energy, Inc.
7.375%, 2/01/16 - 1/15/17		8,240	8,255,450

			11,632,700

Total Corporates - Non-Investment Grades (cost $146,326,155)			135,795,712

SUPRANATIONALS - 5.1%
European Investment Bank
1.40%, 6/20/17	JPY	7,902,300	86,910,112
4.875%, 9/07/16	GBP	11,944	20,431,215
Inter-American Development Bank
Series RG
9.75%, 5/15/15		7,757	16,272,304

Total Supranationals (cost $113,060,830)			123,613,631

COVERED BONDS - 4.9%
Abbey National Treasury Services PLC/London
4.25%, 4/12/21	EUR	16,000	22,257,297
BNP Paribas Home Loan
3.00%, 7/23/13		10,000	14,497,864
Cie Financement Foncier
4.25%, 1/29/14		6,025	9,088,196

Compagnie de Financement Foncier
4.125%, 10/25/17		10,000	14,667,352
Danske Bank A/S
4.125%, 11/26/19		2,350	3,353,346
Dexia Kommunalbank Deutschland AG
Series 1588
3.50%, 6/05/14		10,000	14,729,052
Dexia Ldg Banque Sa
2.625%, 11/09/12		2,265	3,257,060
HBOS Treasury Services PLC
4.75%, 6/08/22		16,000	22,084,789
ING Bank NV
3.00%, 9/30/14		10,495	14,894,491

Total Covered Bonds (cost $117,460,358)			118,829,447

GOVERNMENTS - SOVEREIGN AGENCIES - 4.5%
Australia - 0.4%
Suncorp-Metway Ltd. - Sov Ins
4.00%, 1/16/14	GBP	5,594	9,320,506

Germany - 0.9%
Kreditanstalt Fuer Wiederaufba
5.375%, 1/29/14		12,500	22,051,780

Japan - 1.8%
Development Bank of Japan
1.75%, 3/17/17	JPY	1,150,000	13,028,271
Japan Finance Org for Municipal Enterprises
2.00%, 5/09/16		2,760,000	31,525,728

			44,553,999

United Kingdom - 1.4%
Network Rail Infrastructure Finance PLC
4.875%, 11/27/15	GBP	11,322	19,456,547
West Bromwich Building Society
2.00%, 4/05/12		8,301	13,356,839

			32,813,386

Total Governments - Sovereign Agencies (cost $104,949,609)			108,739,671

QUASI-SOVEREIGNS - 2.7%
Quasi-Sovereign Bonds - 2.7%
Chile - 0.2%
Codelco, Inc.
6.15%, 10/24/36 (b)	US$	6,110	6,279,522

Kazakhstan - 1.0%
KazMunaiGaz Finance Sub BV
8.375%, 7/02/13 (b)		10,885	11,646,950
9.125%, 7/02/18 (b)		11,100	12,321,000

			23,967,950

Russia - 1.5%
GPB Eurobond Finance PLC for Gazprombank
7.25%, 2/22/10	RUB	400,000	13,031,817
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (b)	US$	5,518	5,559,385
7.75%, 5/29/18 (b)		15,732	17,206,875

			35,798,077

Total Quasi-Sovereigns (cost $59,758,364)			66,045,549

BANK LOANS - 2.2%
Industrial - 1.8%
Basic - 0.2%
Georgia-Pacific LLC
3.48%-3.50%, 12/23/14 (e)		247	245,742
Hexion Specialty Chemicals, Inc.
2.56%, 5/05/13 (e)		1,008	880,948
Huntsman International LLC
1.98%, 4/21/14 (e)		980	921,872
Ineos US Finance LLC
7.50%, 12/16/13 (e)		693	624,371
8.00%, 12/16/14 (e)		693	627,835
John Maneely Co.
3.48%-3.53%, 12/09/13 (e)		668	627,299
Lyondell Chemical Company
3.73%, 12/20/13 (e)		238	175,533
3.98%, 12/22/14 (e)		145	106,779
7.00%, 12/22/14 (e)		629	463,344
Lyondell Chemical Company (New Money Dip)
13.00%, 4/06/10 (e)(f)		374	389,525
Lyondell Chemical Company (New Roll-Up Dip)
5.79%-6.56%, 4/06/10 (e)		374	386,344

			5,449,592

Capital Goods - 0.2%
Graham Packaging Company, L.P.
2.50%, 10/07/11 (e)		176	173,417
6.75%, 4/05/14 (e)		1,760	1,768,322
Graphic Packaging International, Inc.
2.98%-3.04%, 5/16/14 (e)		1,302	1,265,681
Hawker Beechcraft Acquisition Co. LLC
2.23%-2.25%, 3/26/14 (e)		282	210,847
2.25%, 3/26/14 (e)		17	12,563
Manitowoc Co., Inc.
7.50%, 11/06/14 (e)		455	442,458

			3,873,288

Communications - Media - 0.3%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.75%, 7/03/14 (e)	1,712	1,551,744
Charter Communications Operating LLC
2.26%, 3/06/14 (e)	1,953	1,827,808
Clear Channel Communications, Inc.
3.88%, 1/29/16 (e)	423	345,911
Getty Images, Inc.
6.25%, 7/02/15 (e)	502	501,682
Nielsen Finance LLC
2.23%, 8/09/13 (e)	429	401,594
Univision Communications, Inc.
2.50%, 9/29/14 (e)	1,750	1,513,312
Wide Open West Finance LLC
2.755%-4.75%, 6/30/14 (e)	992	912,485

		7,054,536

Communications - Telecommunications - 0.1%
Level 3 Financing, Inc.
2.53%, 3/13/14 (e)	1,462	1,323,216

Consumer Cyclical - Automotive - 0.1%
Ford Motor Co.
3.24%-3.29%, 12/15/13 (e)	1,458	1,343,067

Consumer Cyclical - Entertainment - 0.0%
Metro-Goldwyn-Mayer, Inc.
20.50%, 4/09/12 (e)	1,473	941,752

Consumer Cyclical - Other - 0.1%
Hanesbrands Inc.
5.25%, 12/10/15 (e)	1,000	1,005,970
Harrah’s Operating Co., Inc.
3.25%-3.28%, 1/28/15 (e)	399	322,412
3.28%, 1/28/15 (e)	1,204	976,038
Las Vegas Sands LLC
2.01%, 5/23/14 (e)	1,361	1,188,211

		3,492,631

Consumer Cyclical - Retailers - 0.1%
Neiman Marcus Group, Inc.
2.255%, 4/06/13 (e)	1,216	1,095,196

Consumer Non-Cyclical - 0.2%
Amscan Holdings, Inc.
2.50%, 5/27/13 (e)	1,473	1,333,504
CHS/Community Health Systems, Inc.
2.505%, 7/25/14 (e)	613	578,988
HCA, Inc.
2.50%, 11/18/13 (e)	1,095	1,046,566
Health Management Associates, Inc.
2.00%, 2/28/14 (e)	1,392	1,300,992
Wm. Wrigley Jr. Co.
12/17/12 (e)(g)	750	751,710

		5,011,760

Energy - 0.1%
Ashmore Energy International
3.23%, 3/30/12 (e)	287	261,555
3.25%, 3/30/14 (e)	2,036	1,855,411

		2,116,966

Other Industrial - 0.0%
Swift Transportation Co., Inc.
5/12/14 (e)(g)	344	312,534

Services - 0.2%
Sabre, Inc.
2.48%-2.49%, 9/30/14 (e)	1,425	1,280,975
ServiceMaster Co.
2.74%-2.76%, 7/24/14 (e)	1,393	1,256,229
West Corp.
2.61%, 10/24/13 (e)	1,473	1,390,970

		3,928,174

Technology - 0.2%
Avaya, Inc.
3.01%, 10/24/14 (e)	497	429,250
Dealer Computer Services, Inc.
2.25%, 10/26/12 (e)	1,852	1,713,145
Dresser, Inc.
2.52%, 5/04/14 (e)	977	909,671
First Data Corp.
3.00%, 9/24/14 (e)	723	640,592
Freescale Semiconductor, Inc.
1.99%, 11/29/13 (e)	784	683,967
Sungard Data Systems, Inc.
1.98%, 2/28/14 (e)	42	39,443
3.87%-3.90%, 2/28/16 (e)	677	656,318

		5,072,386

Transportation - Airlines - 0.0%
Delta Airlines
3.53%, 4/30/14 (e)	993	826,220

		41,841,318

Utility - 0.2%
Electric - 0.2%
Calpine Corp.
3.135%, 3/29/14 (e)	1,473	1,393,561
FirstLight Power Resources, Inc.
2.75%, 11/01/13 (e)	731	670,982
2.81%, 11/01/13 (e)	109	100,382
4.81%, 5/01/14 (e)	1,750	1,478,750
Texas Competitive Electric Holdings Co. LLC
3.73%-3.75%, 10/10/14 (e)	2,452	1,982,261

		5,625,936

Financial Institutions - 0.2%
Finance - 0.2%
CIT Group, Inc.
13.00%, 1/20/12 (e)		4,147	4,283,270

Insurance - 0.0%
Asurion Corp.
3.23%-3.27%, 7/03/14 (e)		1,097	1,046,656

			5,329,926

Total Bank Loans (cost $52,248,747)			52,797,180

EMERGING MARKETS - TREASURIES - 1.8%
Colombia - 0.8%
Republic of Colombia
9.85%, 6/28/27 (a)	COP	4,290,000	2,429,868
12.00%, 10/22/15		27,389,000	16,431,260

			18,861,128

Turkey - 1.0%
Turkey Government Bond
16.00%, 3/07/12	TRY	31,605	23,842,455

Total Emerging Markets - Treasuries (cost $34,394,924)			42,703,583

GOVERNMENTS - SOVEREIGN BONDS - 1.7%
Croatia - 0.2%
Republic of Croatia
6.75%, 11/05/19 (b)	US$	4,710	5,073,028

Lithuania - 0.2%
Republic of Lithuania
6.75%, 1/15/15 (b)		5,498	5,597,596

Poland - 0.8%
Poland Government International Bond
4.675%, 10/15/19	EUR	2,050	2,912,328
6.375%, 7/15/19	US$	16,100	17,460,450

			20,372,778

Russia - 0.5%
Russian Federation
7.50%, 3/31/30 (b)(c)		9,682	10,928,558

Total Governments - Sovereign Bonds (cost $39,619,870)			41,971,960

ASSET-BACKED SECURITIES - 1.0%
Credit Cards - Floating Rate - 1.0%
Citibank Omni Master Trust
Series 2009-A14A, Class A14
2.983%, 8/15/18 (b)(e) + (cost $23,000,000)		23,000	23,252,752

EMERGING MARKETS - SOVEREIGNS - 0.3%
Indonesia - 0.3%
Republic of Indonesia
7.75%, 1/17/38 (b) (cost $5,342,313)		5,568	6,180,480

CMOS - 0.2%
Non-Agency ARMS - 0.2%
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1A
5.151%, 12/25/35 (d) (cost $3,910,677)		4,201	3,818,750

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Energy - 0.1%
Ecopetrol SA
7.625%, 7/23/19 (cost $2,952,191)		2,962	3,283,377

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.1%
Colombia - 0.1%
Bogota Distrio Capital
9.75%, 7/26/28 (b) (cost $2,414,431)	COP	5,550,000	2,875,456

	Shares
PREFERRED STOCKS - 0.0%
Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal National Mortgage Association
8.25% (d) (cost $2,673,750)		106,950	117,645

SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (h) (cost $16,617,779)		16,617,779	16,617,779

Total Investments - 111.7% (cost $2,639,720,795) (i)			2,695,189,121
Other assets less liabilities - (11.7)%			(281,970,470)

Net Assets - 100.0%			$2,413,218,651

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2009	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Japan 10 Yr Bond Future	29	March 2010	$43,396,467	$43,499,221	$(102,754)
US Treasury Bond Future	1,798	March 2010	$216,223,542	$207,444,250	$8,779,292

					$8,676,538

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 2/10/10	63,309	$57,177,321	$56,656,965	$(520,356)
Australian Dollar settling 2/10/10	4,842	4,250,777	4,333,042	82,265
Brazil Real settling 1/05/10	16,467	9,457,271	9,458,357	1,086
Brazil Real settling 1/05/10	16,467	9,176,372	9,458,357	281,985
British Pound settling 1/11/10	29,529	47,551,469	47,693,621	142,152
British Pound settling 1/11/10	19,210	32,015,194	31,027,109	(988,085)
Euro settling 1/13/10	19,000	28,402,055	27,237,410	(1,164,645)
Euro settling 1/25/10	2,906	4,168,205	4,166,288	(1,917)
Euro settling 1/26/10 (1)	9,774	14,382,061	14,010,886	(371,175)
Euro settling 2/03/10 (2)	7,161	10,199,370	10,265,660	66,290
Euro settling 2/03/10 (3)	7,146	10,231,743	10,243,940	12,197
Hungary Forints settling 1/26/10	2,720,814	13,946,457	14,425,918	479,461
Hungary Forints settling 1/26/10	649,627	3,335,919	3,444,360	108,441
Hungary Forints settling 1/26/10	1,638,162	8,518,340	8,685,632	167,292
Japanese Yen settling 1/08/10	81,540	908,724	875,515	(33,209)
New Zealand Dollar settling 1/21/10	15,470	11,268,323	11,218,802	(49,521)
Norwegian Krone settling 2/22/10	393,736	68,332,073	67,859,538	(472,535)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Poland Zloty settling 2/03/10	60,306	$21,804,062	$21,019,226	$(784,836)
South Korean Won settling 1/14/10 (4)	23,575,876	20,394,357	20,241,091	(153,266)
Sale Contracts:
Brazil Real settling 1/05/10	16,467	9,446,420	9,458,357	(11,937)
Brazil Real settling 1/05/10	16,467	9,457,271	9,458,357	(1,086)
British Pound settling 1/11/10	45,429	75,288,925	73,374,732	1,914,193
British Pound settling 1/11/10	45,429	75,174,898	73,374,732	1,800,166
British Pound settling 1/11/10	18,286	29,404,109	29,534,010	(129,901)
British Pound settling 1/11/10	7,750	12,780,290	12,516,857	263,433
British Pound settling 1/11/10	3,998	6,589,091	6,456,903	132,188
British Pound settling 1/11/10	2,322	3,854,123	3,749,972	104,151
Canadian Dollar settling 1/13/10	87,304	82,673,437	83,476,336	(802,899)
Canadian Dollar settling 1/13/10	75,260	71,563,992	71,959,976	(395,984)
Canadian Dollar settling 1/13/10	22,442	21,330,095	21,458,522	(128,427)
Canadian Dollar settling 1/13/10	13,254	12,479,169	12,672,552	(193,383)
Canadian Dollar settling 1/13/10	6,124	5,701,919	5,855,958	(154,039)
Colombian Peso settling 1/20/10	23,346,046	11,893,650	11,402,220	491,430
Colombian Peso settling 1/27/10	11,846,886	5,989,901	5,786,025	203,876
Colombian Peso settling 1/27/10	5,167,076	2,615,579	2,523,603	91,976
Colombian Peso settling 1/27/10	3,401,531	1,719,847	1,661,309	58,538
Euro settling 1/13/10	100,000	145,413,500	143,354,789	2,058,711

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Euro settling 1/13/10	3,619	$5,300,783	$5,187,582	$113,201
Euro settling 1/25/10	144,633	214,789,079	207,335,444	7,453,635
Euro settling 1/25/10	32,303	46,218,758	46,306,468	(87,710)
Euro settling 1/25/10	14,830	21,264,853	21,259,770	5,083
Euro settling 1/25/10	8,898	13,321,887	12,755,744	566,143
Euro settling 1/25/10	3,450	4,940,543	4,945,460	(4,917)
Euro settling 1/25/10	2,960	4,412,731	4,242,858	169,873
Euro settling 2/18/10	186,419	272,916,997	267,224,447	5,692,550
Hungary Forints settling 1/26/10	2,390,254	13,120,285	12,673,265	447,020
Hungary Forints settling 1/26/10 (1)	2,685,531	14,382,061	14,238,844	143,217
Japanese Yen settling 1/08/10	6,855,058	75,983,267	73,604,596	2,378,671
Japanese Yen settling 1/14/10	5,657,517	63,384,572	60,748,180	2,636,392
Japanese Yen settling 1/14/10 (4)	1,830,994	20,394,357	19,660,489	733,868
Poland Zloty settling 2/03/10 (2)	30,060	10,199,370	10,477,316	(277,946)
Poland Zloty settling 2/03/10 (3)	30,060	10,231,743	10,477,316	(245,573)
Russian Ruble settling 1/14/10	461,844	15,092,936	15,215,594	(122,658)
Swedish Krona settling 2/08/10	322,012	46,163,962	45,015,768	1,148,194
Swiss Francs settling 2/05/10	71,279	71,235,417	68,918,815	2,316,602
Turkish Lira settling 1/26/10	36,563	24,200,180	24,408,293	(208,113)

(1)	Represents a cross-currency purchase of Euro and a sale of Hungarian Forint.
(2)	Represents a cross-currency purchase of Euro and a sale of Polish Zloty.
(3)	Represents a cross-currency purchase of Euro and a sale of Polish Zloty.
(4)	Represents a cross-currency purchase of South Korean Won and a sale of Japanese Yen.

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity	Amount
BARCLAYS CAPITAL	0.14%		1/05/10	$24,774,716
BARCLAYS CAPITAL	0.13		1/06/10	106,868,104
CHASE MANHATTAN BANK	(0.35	) *	12/31/10	2,478,016
DEUTSCHE ALEX BROWN	0.15		1/06/10	104,993,186
ING BANK AMSTERDAM	(0.50	) *	12/31/10	961,056

				$240,075,078

*	Interest payment due from counterparty.
(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $235,839,612.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the aggregate market value of these securities amounted to $250,955,258 or 10.4% of net assets.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2009.
(d)	Variable rate coupon, rate shown as of December 31, 2009.
(e)	Floating Rate Security. Stated interest rate was in effect at December 31, 2009.
(f)	This position represents unfunded or partially unfunded loan commitments. Investments in unfunded loan commitments obligate the Fund to fund these commitments at the borrower’s discretion. At period end, the market value and unrealized gain/(loss) of these unfunded loan commitments amounted to $129,802 and $5,018, respectively. The coupon rate will be determined at the time of funding and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(g)	This position or a portion of this position represents an unsettled loan purchase. At December 31, 2009, the market value and unrealized gain/(loss) of these unsettled loan purchases amounted to $1,064,244 and $8,411, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of December 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $110,321,313 and gross unrealized depreciation of investments was $(54,852,987), resulting in net unrealized appreciation of $55,468,326.
+	Position, or a portion thereof, has been segregated to meet the collateral requirements if the Term Asset-Backed Securities Loan Facility (“TALF”) program administered by the Federal Reserve Bank of New York. The aggregate market value of these securities amounted to $143,278,690.

Currency Abbreviations:
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
COP	-	Colombian Peso
EUR	-	Euro Dollar
GBP	-	Great British Pound
JPY	-	Japanese Yen
RUB	-	Russian Rouble
SEK	-	Swedish Krona
TRY	-	New Turkish Lira

Glossary:

ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
LP	-	Limited Partnership
OJSC	-	Open Joint Stock Company
REIT		Real Estate Investment Trust

Country Breakdown *

December 31, 2009 (unaudited)

Summary

44.6%	United States
7.8%	France
6.8%	Canada
6.7%	Germany
5.7%	United Kingdom
4.6%	Supranational
4.1%	Netherlands
3.4%	Russia
2.3%	Japan
2.1%	Belgium
2.0%	Sweden
1.4%	Brazil
1.2%	Australia
6.7%	Other
0.6%	Short-Term Investments

100.0%	Total Investments

*	All data are as of December 31, 2009. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.2% or less in the following countries: Chile, Colombia, Croatia, Denmark, Hong Kong, India, Indonesia, Italy, Kazakhstan, Lithuania, Luxembourg, Poland, Spain, Switzerland and Turkey.

AllianceBernstein Global Bond Fund

December 31, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Government - Treasuries	$—	$939,707,000	$—	$939,707,000
Corporates - Investment Grades	—	809,686,461	16,609,689	826,296,150
Commercial Mortgage-Backed Securities	—	157,088,419	25,454,580	182,542,999
Corporates - Non-Investment Grades	—	135,795,712	—	135,795,712
Supranationals	—	123,613,631	—	123,613,631
Covered Bonds	—	118,829,447	—	118,829,447
Governments - Sovereign Agencies	—	95,711,400	13,028,271	108,739,671
Quasi-Sovereigns	—	66,045,549	—	66,045,549
Bank Loans	—	—	52,797,180	52,797,180
Emerging Markets - Treasuries	—	42,703,583	—	42,703,583
Governments - Sovereign Bonds	—	41,971,960	—	41,971,960
Asset-Backed Securities	—	23,252,752	—	23,252,752
Investment Company	16,617,779	—	—	16,617,779
Emerging Markets - Sovereigns	—	6,180,480	—	6,180,480
CMOs	—	—	3,818,750	3,818,750
Emerging Markets - Corporate Bonds	—	3,283,377	—	3,283,377
Local Governments - Regional Bonds	—	—	2,875,456	2,875,456
Preferred Stock	117,645	—	—	117,645

Total Investments in Securities	16,735,424	2,563,869,771	114,583,926	2,695,189,121

Other Financial Instruments*
Assets	8,779,292	32,264,280	—	41,043,572
Liabilities	(102,754)	(7,304,118)	—	(7,406,872)
TALF Loans	—	—	(120,728,731)	(120,728,731)

Total	$25,411,962	$2,588,829,933	$(6,144,805)	$2,608,097,090

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Governments - Treasuries			Corporates - Investment Grades		Commercial Mortgage-Backed Securities			Corporates - Non- Investment Grades
Balance as of 09/30//09		$54,422,887		$51,623,348			$6,692,804			$19,659,598
Accrued discounts /premiums		(3,407,374)		154,096			(285)			277
Realized gain (loss)		9,956,504		(79,571)			– 0	–		– 0	–
Change in unrealized appreciation/ depreciation		(9,046,145)		990,221			(61,212)			311,843
Net purchases (sales)		(35,391,398)		(7,852,983)			– 0	–		– 0	–
Net transfers in and/or out of Level 3		(16,534,474)		(28,225,422)			18,823,273			(19,971,718)

Balance as of 12/31/09	$	– 0	–	$16,609,689			$25,454,580		$	– 0	–

Net change in unrealized appreciation/ depreciation from Investments held as of 12/31/09	$	– 0	–	$394,342			$(3,051,720)		$	– 0	–

	Covered Bonds			Government - Sovereign Agencies		Quasi-Sovereigns			Bank Loans
Balance as of 09/30/09		$8,018,191		$13,446,282			$45,819,125			$51,816,082
Accrued discounts /premiums		2,952		(8,369)			81,698			(1,077,602)
Realized gain (loss)		– 0	–	– 0	–		– 0	–		1,134,024
Change in unrealized appreciation/
depreciation		(459,887)		(409,642)			1,544,205			752,703
Net purchases (sales)		7,333,235		– 0	–		– 0	–		171,973
Net transfers in and/or out of Level 3		(14,894,491)		– 0	–		(47,445,028)			– 0	–

Balance as of 12/31/09	$	– 0	–	$13,028,271		$	– 0	–		$52,797,180

Net change in unrealized appreciation/ depreciation from Investments held as of 12/31/09	$	– 0	–	$(409,642)		$	– 0	–		$259,552

	Emerging Markets - Treasuries			Governments - Sovereign Bonds		Emerging Markets - Corporate Bonds			Emerging Markets - Sovereigns
Balance as of 09/30/09		$43,541,156		$20,805,960			$3,350,781			$6,180,480
Accrued discounts /premiums		(1,834,721)		1,287			– 0	–		1,346
Realized gain (loss)		– 0	–	314,026			– 0	–		– 0	–
Change in unrealized appreciation/ depreciation		(1,432,721)		(798,323)			– 0	–		(1,346)
Net purchases (sales)		– 0	–	(2,862,500)			117,219			– 0	–
Net transfers in and/or out of Level 3		(40,273,714)		(17,460,450)			(3,468,000)			(6,180,480)

Balance as of 12/31/09	$	– 0	–	$ – 0	–	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/ depreciation from Investments held as of 12/31/09	$	– 0	–	$ – 0	–	$	– 0	–	$	– 0	–

	CMOs		Local Governments- Regional Bonds		TALF Loans			Total
Balance as of 09/30/09	$4,415,160		$2,629,128			$(120,728,731)		$211,692,251
Accrued discounts /premiums	3,452		1,642			– 0	–	(6,081,601)
Realized gain (loss)	37,977		– 0	–		– 0	–	11,362,960
Change in unrealized appreciation/ depreciation	(92,536)		244,686			– 0	–	(8,458,154)
Net purchases (sales)	(545,303)		– 0	–		– 0	–	(39,029,757)
Net transfers in and/or out of Level 3	– 0	–	– 0	–		– 0	–	(175,630,504)

Balance as of 12/31/09	$3,818,750		$2,875,456			$(120,728,731)		$ (6,144,805)

Net change in unrealized appreciation/ depreciation from Investments held as of 12/31/09	$(92,536)		$244,685		$	– 0	–	$(2,655,319)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 19, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 19, 2010